Transfers of financial assets and variable interest entities (Details 5) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
CMBS | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	SFr 0	SFr 26
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	0	(26)
RMBS | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	266	0
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(266)	0
Other asset-backed financing activities | Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	155	138
Other asset-backed financing activities | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	122	252
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(277)	(390)
Bank | CMBS | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	0	26
Bank | CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	0	(26)
Bank | RMBS | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	266	0
Bank | RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(266)	0
Bank | Other asset-backed financing activities | Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	155	138
Bank | Other asset-backed financing activities | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	122	252
Bank | Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	SFr (277)	SFr (390)